Earnings per share - Summary Of Earnings Per Share (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Net income attributable to owners of the Company	₽ 1,448,018	₽ 949,307	[1]	₽ 400,189	[2]
Weighted average number of ordinary shares outstanding (note 19)	50,000,000	50,000,000		50,000,000
Share options (weighted average)	956,590
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	50,956,590	50,000,000		50,000,000
Earnings per share (in Russian Roubles per share)
Basic	₽ 28.96	₽ 18.99	[1]	₽ 8.00	[2]
Diluted	₽ 28.42	₽ 18.99	[1]	₽ 8.00	[2]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.